Goodwill and Other Intangible Assets (Retail - South America group of CGUs) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retail Segment [Member]
Disclosure of information for cash-generating units [Line Items]
Impairment Loss	$ 335	$ 465
Retail Segment [Member] | Intangible Assets [Member]
Disclosure of information for cash-generating units [Line Items]
Impairment Loss	215
Nitrogen Segment [Member]
Disclosure of information for cash-generating units [Line Items]
Impairment Loss	195	76
Phosphate Segment [Member]
Disclosure of information for cash-generating units [Line Items]
Impairment Loss		$ 233
Intangible Assets [Member]
Disclosure of information for cash-generating units [Line Items]
Impairment Loss	43
Goodwill [Member]
Disclosure of information for cash-generating units [Line Items]
Impairment Loss	422
BRAZIL [Member] | Retail Segment [Member] | Property, plant and equipment [Member]
Disclosure of information for cash-generating units [Line Items]
Recoverable amount of asset or cash-generating unit	92
BRAZIL [Member] | Retail Segment [Member] | Working Capital & Other [Member]
Disclosure of information for cash-generating units [Line Items]
Recoverable amount of asset or cash-generating unit	324
BRAZIL [Member] | Intangible Assets [Member] | Retail Segment [Member]
Disclosure of information for cash-generating units [Line Items]
Recoverable amount of asset or cash-generating unit	$ 0